Convertible Notes, Debt and Equity Movement of Second Jelco Note (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Accumulated Deficit [Abstract]
Amortization (Note 11)	$ 1,238		$ 0
Debt [Abstract]
Beginning balance	14,516
Ending balance	16,196	$ 14,516
Second Jelco Note [Member]
Applicable Limit [Abstract]
Beginning balance	21,165	21,165	24,665
Deductions			(3,500)
Ending balance	21,165	21,165	21,165
Debt Discount [Abstract]
Beginning balance	(21,165)	(21,165)	(21,165)
Ending balance	(21,165)	(21,165)	(21,165)
Accumulated Deficit [Abstract]
Beginning balance	8,324	6,808	5,675
Amortization (Note 11)	764	1,516	1,133
Ending balance	9,088	8,324	6,808
Debt [Abstract]
Beginning balance	8,324	6,808	5,675
Amortization (Note 11)	764	1,516	1,133
Ending balance	9,088	8,324	6,808
Additional Paid-in Capital [Abstract]
Beginning balance	21,165	21,165	21,165
Ending balance	$ 21,165	$ 21,165	$ 21,165